Taxes on Income - Schedule of Deferred Taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Taxes on Income - Schedule of Deferred Taxes (Details) [Line Items]
Balance	€ 6,161	€ 16,740
Changes recognized in profit or loss	2,111	3,058
Changes recognized in other comprehensive income	(1,842)	(16,354)
Transfer to disposal groups held for sale		2,717
Balance	6,430	6,161
Fixed Assets and Leases [Member]
Taxes on Income - Schedule of Deferred Taxes (Details) [Line Items]
Balance	(1,350)	(2,124)
Changes recognized in profit or loss	735	774
Changes recognized in other comprehensive income
Transfer to disposal groups held for sale
Balance	(615)	(1,350)
Swap Contract [Member]
Taxes on Income - Schedule of Deferred Taxes (Details) [Line Items]
Balance	(1,645)	14,944
Changes recognized in profit or loss
Changes recognized in other comprehensive income	(1,842)	(16,589)
Transfer to disposal groups held for sale
Balance	(3,487)	(1,645)
Carry-Forward Tax Deductions and Losses [Member]
Taxes on Income - Schedule of Deferred Taxes (Details) [Line Items]
Balance	9,156	7,562
Changes recognized in profit or loss	1,376	1,594
Changes recognized in other comprehensive income
Transfer to disposal groups held for sale
Balance	10,532	9,156
Financial Assets [Member]
Taxes on Income - Schedule of Deferred Taxes (Details) [Line Items]
Balance		(3,642)
Changes recognized in profit or loss		690
Changes recognized in other comprehensive income		235
Transfer to disposal groups held for sale		2,717
Balance